SEGMENT INFORMATION - Schedule of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,490,777	$ 5,007,603	$ 4,887,013
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,288,332	3,937,725	3,639,419
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	926,573	840,715	1,111,606
Non-US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 275,872	$ 229,163	$ 135,988